Employee benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits
Defined benefit obligation as of January 1,	$ 12,790	$ 14,644
Net period cost charged to profit or loss:
Current service cost	(940)	222
Interest cost on benefit obligation	1,213	983
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	1,272	130
Payments made	(494)	(879)
Conversion effect foreign currency	1,541	(2,310)
Defined benefit obligation as of December 31,	$ 15,382	$ 12,790